INTANGIBLE ASSETS (Details) $ in Millions		12 Months Ended
	May 16, 2017 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Intangible assets
Balance at beginning of the period		$ 2,257	$ 2,224
Balance at end of the period		2,168	2,257
Acquired intangible assets, not yet paid		92	194
Intangible assets were pledged as collateral		0
Intangible assets have restrictions on title		0
Telecommunications licenses, frequencies and permissions
Intangible assets
Balance at beginning of the period		1,128	1,056
Balance at end of the period		1,256	1,128
Software
Intangible assets
Balance at beginning of the period		380	369
Balance at end of the period		351	380
Brands and trademarks
Intangible assets
Balance at beginning of the period		358	375
Balance at end of the period		262	358
Customer relationships
Intangible assets
Balance at beginning of the period		337	337
Balance at end of the period		255	337
Other intangible assets
Intangible assets
Balance at beginning of the period		54	87
Balance at end of the period		44	54
10 MHz paired 4G/LTE spectrum | Pakistan Mobile Communications Limited
Intangible assets
Frequency bands (in MHz) | item	1,800
Total consideration for acquisition of additional 4G/LTE spectrum	$ 295
Tax rate withholdings on dividend paid to company's ADS depositary (in percent)	10.00%
Gross carrying amount
Intangible assets
Balance at beginning of the period		5,748	5,203
Acquisitions			201
Reclassifications to AHFS		(8)
Additions		518	329
Disposals		(140)	(100)
Translation adjustment		(225)	115
Balance at end of the period		5,893	5,748
Gross carrying amount | Telecommunications licenses, frequencies and permissions
Intangible assets
Balance at beginning of the period		2,017	1,761
Acquisitions			70
Reclassifications to AHFS		(8)
Additions		332	164
Disposals		(38)	(16)
Translation adjustment		(110)	38
Balance at end of the period		2,193	2,017
Gross carrying amount | Software
Intangible assets
Balance at beginning of the period		1,038	827
Acquisitions			1
Additions		178	176
Disposals		(93)	(63)
Transfer		4	11
Translation adjustment		(25)	86
Balance at end of the period		1,102	1,038
Gross carrying amount | Brands and trademarks
Intangible assets
Balance at beginning of the period		577	564
Acquisitions			30
Translation adjustment		(25)	(17)
Balance at end of the period		552	577
Gross carrying amount | Customer relationships
Intangible assets
Balance at beginning of the period		1,853	1,738
Acquisitions			100
Disposals			(6)
Translation adjustment		(44)	21
Balance at end of the period		1,809	1,853
Gross carrying amount | Other intangible assets
Intangible assets
Balance at beginning of the period		263	313
Additions		8	(11)
Disposals		(9)	(15)
Transfer		(4)	(11)
Translation adjustment		(21)	(13)
Balance at end of the period		237	263
Amortization and impairment
Intangible assets
Balance at beginning of the period		(3,491)	(2,979)
Reclassifications to AHFS		6
Amortization charge for the year		(537)	(497)
Disposals		136	95
Impairment			(14)
Translation adjustment		161	(96)
Balance at end of the period		(3,725)	(3,491)
Amortization and impairment | Telecommunications licenses, frequencies and permissions
Intangible assets
Balance at beginning of the period		(889)	(705)
Reclassifications to AHFS		6
Amortization charge for the year		(160)	(161)
Disposals		37	16
Impairment			(12)
Translation adjustment		69	(27)
Balance at end of the period		(937)	(889)
Amortization and impairment | Software
Intangible assets
Balance at beginning of the period		(658)	(458)
Amortization charge for the year		(206)	(187)
Disposals		91	60
Impairment			(2)
Translation adjustment		22	(71)
Balance at end of the period		(751)	(658)
Amortization and impairment | Brands and trademarks
Intangible assets
Balance at beginning of the period		(219)	(189)
Amortization charge for the year		(83)	(37)
Translation adjustment		12	7
Balance at end of the period		(290)	(219)
Amortization and impairment | Customer relationships
Intangible assets
Balance at beginning of the period		(1,516)	(1,401)
Amortization charge for the year		(75)	(97)
Disposals			6
Translation adjustment		37	(24)
Balance at end of the period		(1,554)	(1,516)
Amortization and impairment | Other intangible assets
Intangible assets
Balance at beginning of the period		(209)	(226)
Amortization charge for the year		(13)	(15)
Disposals		8	13
Translation adjustment		21	19
Balance at end of the period		(193)	$ (209)
Pakistan | Amortization and impairment | Brands and trademarks
Intangible assets
Amortization charge for the year		$ 45